Statements of Operations (Unaudited) - USD ($)		3 Months Ended			6 Months Ended
	Apr. 05, 2019	Jun. 30, 2020	Jun. 30, 2019	Apr. 05, 2019	Jun. 30, 2020
Successor [Member]
Product sales, net		$ 15,285,031	$ 10,545,880		$ 24,962,209
Cost of goods sold		12,685,158	8,702,406		20,796,328
Gross profit		2,599,873	1,843,474		4,165,881
Operating Expenses
Personnel expense		1,040,189	886,225		2,351,673
Advertising		891,907	525,222		1,558,343
Bank and credit card fees		454,569	232,273		699,309
Depreciation and amortization		91,790	87,437		183,631
General and administrative		636,217	539,120		1,202,857
Total Operating Expenses		3,114,672	2,270,277		5,995,813
INCOME (LOSS) FROM OPERATIONS		(514,799)	(426,803)		(1,829,932)
Other Income (Expense)
Interest income		1,062			1,062
Financing costs		(74,504)	(159,255)		(269,186)
Interest expense		(234,908)	(205,022)		(447,596)
Loss on extinguishment of debt		(948,856)			(948,856)
Write-off of acquisition receivable		(809,000)			(809,000)
Change in fair value of warrant liability		(2,127,656)	2,600		(2,127,656)
Other income (expense)		2,880	45,218		5,263
Total Other Income (Expense)		(4,190,982)	(316,459)		(4,595,969)
NET INCOME (LOSS) BEFORE INCOME TAXES		(4,705,781)	(743,262)		(6,425,901)
INCOME TAX BENEFIT		688,953			1,123,953
NET INCOME (LOSS)		$ (4,016,828)	$ (743,262)		$ (5,301,948)
INCOME (LOSS) PER COMMON SHARE – BASIC AND DILUTED		$ (0.85)	$ (0.16)		$ (1.12)
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING – BASIC AND DILUTED		4,750,000	4,750,000		4,750,000
Predecessor [Member]
Product sales, net	$ 999,855			$ 12,946,901
Cost of goods sold	735,186			11,004,842
Gross profit	264,669			1,942,059
Operating Expenses
Personnel expense	31,198			913,919
Advertising	113,477			714,276
Bank and credit card fees	72,130			329,247
Depreciation and amortization				9,675
General and administrative	34,767			451,214
Total Operating Expenses	251,572			2,418,331
INCOME (LOSS) FROM OPERATIONS	13,097			(476,272)
Other Income (Expense)
Interest income				23,807
Financing costs
Interest expense
Loss on extinguishment of debt
Write-off of acquisition receivable
Change in fair value of warrant liability
Other income (expense)	160			7,200
Total Other Income (Expense)	160			31,007
NET INCOME (LOSS) BEFORE INCOME TAXES	13,257			(445,265)
INCOME TAX BENEFIT
NET INCOME (LOSS)	$ 13,257			$ (445,265)
INCOME (LOSS) PER COMMON SHARE – BASIC AND DILUTED	$ 1.89			$ (63.61)
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING – BASIC AND DILUTED	7,000			7,000